Stock-Based Compensation - Schedule of Options Outstanding (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Beginning balance	24,000,000	21,000,000
Number of options, Granted	0	5,000,000
Number of options, Exercised	(3,000,000)	(2,000,000)
Number of options' Forfeited		0
Number of options, Ending balance | shares	21	24
Number of options, Exercisable, Ending balance	8,000,000	6,000,000
Weighted average exercise price, Beginning balance	$ 21.74	$ 20.91
Weighted average exercise price, Granted		24.38
Weighted average exercise price, Exercised	18.34	18.17
Weighted average exercise price, Expired	24.73	24.27
Weighted average exercise price, Forfeited	23.96	23.73
Weighted average exercise price, Ending balance	22.09	21.74
Weighted average exercise price, Exercisable, Ending balance	$ 18.94	$ 19.52